March 30, 2006

VIA EDGAR

William J. Kotapish, Esq.

Chief, Office of Insurance Products

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549-0506

RE:	Integrity Separate Account II
File Nos. 33-51268 and 811-07134
Response to Staff Comments

Dear Mr. Kotapish:

This letter is in response to comments received from the Securities and Exchange Commission staff (“Staff”) on March 20, 2006, on a filing by this Registrant pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 25 to Integrity Separate Account II Registration Statement on Form N-4, filed on February 17, 2006.

The Staff’s comments are restated below and each one has been addressed, by either an explanation or an addendum to this letter.

1.               Please include a range of State premium tax in a footnote to the fee table. See Addendum 1 to this letter, which is a revised fee table from the prospectus. Footnote 1 has been added stating the range of State premium tax.

2.               Add information about optional benefits as footnotes to the fee table. See Addendum 1 to this letter, which is a revised fee table from the prospectus. All information has been footnoted as requested.

3.               Update the fee and expense table. See Addendum 2 to this letter, which is an updated portfolio fee table from the prospectus.

4.               Update expense example. See Addendum 3 to this letter, which is an updated expense example from the prospectus.

5.               With regard to the Guaranteed Minimum Accumulation Benefit (“GMAB”), disclose which guarantees and charges are at the contract level and which are at the fund level. See Addendum 4 to this letter, which is a redlined section from the prospectus revised to clarify the disclosures related to the GMAB.

6.               Explain why 2 charges are necessary. The expenses charged at the fund level are standard fund expenses, which do not differ whether the fund is used in conjunction with a GMAB Option or not. The cost of the GMAB is 0.60%, which is the insurance company charge for the rider intended to cover the costs, expenses and risks associated with of the GMAB.

7.               Clarify that we are offering two series of a fund, not two funds. See Addendum 4 to this letter, which is a redlined section from the prospectus revised to clarify the fund options related to the Guaranteed Minimum Accumulation Benefit.

8.               Add “ten-year” before “allocation period” in sixth paragraph on page 40. See Addendum 4 to this letter, which is a redlined revised section from the prospectus containing the disclosures related to the Guaranteed Minimum Accumulation Benefit.

9.               Clarify what we mean by “expiration date.”  The reference to “expiration date” has been removed. See Addendum 4 to this letter, which is a redlined section from the prospectus containing the disclosures related to the Guaranteed Minimum Accumulation Benefit.

10.         With regard to the statement that partial withdrawals are proportional, clarify if this is true when contract owner specifies another portfolio from which to withdraw. See Addendum 4 to this letter, which is a redlined section from the prospectus revised to clarify the disclosures related to the Guaranteed Minimum Accumulation Benefit.

11.       With regard to Spousal Continuation, when would a continuation of a contract not be a contract purchased from us initially?  For clarity, this statement has been removed. See Addendum 5 to this letter, which is a redlined section from the prospectus revised with respect to the disclosures related to Spousal Continuation.

12.       With regard to Spousal Continuation, explain why this is not an exchange under Section 11 of the Act, Rule 11a-2. Spousal continuation refers to the spouse’s right, under section 72(s) of the Internal Revenue Code, to continue the existing contract after the spouse owner dies. No exchange of securities occurs.

13.       With regard to Spousal Continuation, clarify how withdrawal charges will apply to values already in the contract and to new contributions. No withdrawal charges apply to either existing values or to new contributions into a contract that has been continued under the spousal continuation benefit.

We hope these responses address the Staff’s concerns. Further, we hereby acknowledge that should the Securities and Exchange Commission (“Commission”) or its Staff, acting pursuant to delegated authority, declare this filing effective, it does not foreclose the Commission from taking any action with respect to the filing. The action of the Commission or its Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Integrity Life Insurance Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing. Integrity Life Insurance Company may not assert the action of the Commission, or its Staff, acting pursuant to delegated authority, in declaring the filing effective as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If there are any questions, please do not hesitate to call me at 513-629-1854, or e-mail at rhonda.malone@wslife.com

Sincerely,

/s/ Rhonda S. Malone
Rhonda S. Malone
Associate Counsel - Securities
Integrity Life Insurance Company

c:	Allison T. White, Esq. Via Overnight Mail
Kevin L. Howard, Esq.
Michael Berenson, Esq.